LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
LOSS PER SHARE
Schedule of Earnings Per Share, Basic and Diluted

	Year Ended December 31,
	2024	2023	2022
Loss available to common shareholders (in euro)	€(19,017,804)	€(21,177,772)	€(2,933,058)
Weighted average number of shares for the computation of basic EPS	37,286,446	36,996,722	34,392,598
Basic EPS (in euro)	€(0.51)	€(0.57)	€(0.09)
Effect of dilutive securities	903,889	2,653,050	2,502,171
Weighted average number of shares for the computation of diluted EPS	37,286,446	36,996,722	34,392,598
Diluted EPS loss (in euro)	€(0.51)	€(0.57)	€(0.09)